Basis of preparation and statement of compliance - Consolidated financial statements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General principles and statement of compliance
Net income (loss)	€ (54,274)	€ (49,635)	€ (33,619)
Total assets	116,004	121,985	138,920
Shareholders' equity	45,476	€ 88,866	€ 111,211	€ 41,392
Adjustments to reconcile separate financial statements to consolidated financial statements
General principles and statement of compliance
Net income (loss)	208
Total assets	4,962
Shareholders' equity	(5)
Separate | Inventiva S.A
General principles and statement of compliance
Net income (loss)	(54,746)
Total assets	112,289
Shareholders' equity	44,797
Separate | Inventiva Inc.
General principles and statement of compliance
Net income (loss)	691
Total assets	8,676
Shareholders' equity	€ 1,111